COST OF REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Cost Of Revenues [Abstract]
Disclosure of detailed information about cost of revenues
	For the year ended December 31,
	2023	2022	2021
	US Dollars in thousands
Cost of integrated POS devices sales	68,433	62,872	40,165
Cost of recurring revenue	78,765	50,604	30,805
	147,198	113,476	70,970